UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: September 30, 2002

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Kinetics Asset Management, Inc.
Address: 470 Park Avenue South
4th Floor South
New York, N.Y. 10016

13F File Number: none

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance
Phone: 646-495-7347
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
November 7, 2002

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total:  114
Form Information Table Value Total: $173,041,204



NAME OF ISSUER					TITLE OF CLASS       CUSIP
	VALUE  SHARES INV. DISCRET.
MARKET      SHARES DISC


LIBERTY MEDIA CORPORATION-CLASS A-
Common-
530718105
4308000
600000
sole
ALLEGHANY CORP-
common-
017175100
1428802
7276
sole
AMBASSADORS GROUP INC-
common-
023177108
132480
9000
sole
AMBASSADORS INTERNATIONAL INC-
common-
023178106
9000
75530
sole
ASV INC-
common-
001963107
288000
36000
sole
BARRA INC-
Common-
068313105
5789108
211900
sole
BERKSHIRE HATHAWAY INC-CLASS B-
common-
084670207
2361470
958
sole
BOEING CO-
common-
097023105
518776
15200
sole
CACI INTL INC-
common-
127190304
6879427
194060
sole
CALIFORNIA CENTER BANK LA CA-
common-
13007A103
139518
11117
sole
CATELLUS DEVELOPMENT CORPORATION-
common-
149111106
66420
3600
sole
CHECKFREE CORP-
common-
162813109
4787566
420700
sole
CLARK/BARDES INC-
common-
180668105
236607
13300
sole
COGNIZANT TECH SOLUTIONS COR-
Common-
192446102
6781460
118000
sole
COMMONWEALTH TELEPHONE ENTPR-
Common-
203349105
11178555
321500
sole
COMMONWEALTH TELEPHONE ENTPR-CLASS B-
Common-
203349204
487060
14000
sole
COMPUCOM SYSTEMS INC-
common-
204780100
70272
12200
sole
DELL COMPUTER CORP-
common-
247025109
1410600
60000
sole
DEUTSCHE BOERSE AG-
common-
7021963
476960
14300
sole
DOVER DOWNS GAMING & ENTERTAINMENT-
common-
260095104
130240
16000
sole
E SPEED  INC CL A-
common-
296643109
9988296
983100
sole
E*TRADE GROUP INC-
common-
269246104
1602000
360000
sole
EURONEXT-
common-
7153758
578817
31200
sole
FIDELITY NATIONAL INFO SOLUTIONS-
common-
31620P109
2360348
154372
sole
FIDELITY NATIONAL FINANCIAL-
common-
316326107
4772277
166050
sole
FINOVA GROUP INC-
common-
317928109
1224
18000
sole
GEMSTAR T V GUIDE INTERNATIONAL INC-
common-
36833W106
642600
255000
sole
GLOBAL LIGHT TELECOMMUNICATIONS
Common-
37934X100
2142
34000
sole
GROUPE BRUXELLES LAMBERT-
common-
7097328-Sedol
2741338
74100
sole
HARRIS INTERACTIVE INC-
common-
414549105
2309200
1004000
sole
INTERACTIVE DATA CORPORATION-
common-
45840J107
226625
18500
sole
KNIGHT TRADING GROUP INC-
common-
499063105
37500
10000
sole
KROLL INC-
common-
501049100
18897990
953000
sole
LEUCADIA NATIONAL CORP-
common-
527288104
7630790
224435
sole
LEVEL 3 COMMUNICATIONS INC 6% CONV-
convertible-
52729NAS9
1480500
4700000
sole
LIBERTY LIVEWIRE CORP-
common-
530709104
660028
420400
sole
LONDON STOCK EXCHANGE OLC-
common-
G8502Z101
264944
49400
sole
LYNCH CORP-
common-
551137102
298560
31100
sole
LYNCH INTERACTIVE CORPORATION-
Common-
551146103
5532302
216190
sole
MARKEL CORPORATION-
common-
570535104
746925
3750
sole
MARKETWATCH.COM INC-
Common-
570619106
1037000
244000
sole
MARVEL ENTERPRISES INC PFD CPNV EXCHANGEABLE 8%-
preferred convertible-
57383M207
91306
11485
sole
MIH LTD-
common-
G6116R101
143955
27420
sole
MORGAN GROUP HOLDING CO-
common-
61735R104
25996
199965
sole
NET RATINGS INC-
common-
64116M108
33288
5700
sole
NEWMONT MINING CORPORATION-
common-
651639106
2317718
84250
sole
OSMONICS INC-
common-
688350107
285600
24000
sole
PARGESA HOLDINGS-
common-
4671026-SEDOL
149335
100
sole
PATHMARK STORES INC-
common-
70322A101
219600
24000
sole
P G & E CORP-
common-
69331C108
2150660
19000
sole
PICO HOLDINGS INC-
common-
693366205
326700
29700
sole
PRIMACOM AG
common-
74154N108
103292
608000
sole
PROGRESSIVE CORP-
common-
743315103
759450
15000
sole
PROQUEST COMPANY-
common-
74346P102
84980
2800
sole
RCN CORPORATION-
Common-
749361101
180030
353000
sole
REGISTER.COM INC-
common-
75914G101
42420
14000
sole
SAFEGUARD SCIENTIFICS SUB NTS CONV 5%-
Convertible notes-
786449AE8
14766375
25350000
sole
SCRIPPS E W OHIO CL A-
common-
811054204
1580040
22800
sole
SUNCOR ENERGY INC-
common-
867229106
276285
16300
sole
SUNSHINE PCS CORP-
common-
86783P106
47717
158740
sole
TASTY BAKING COMPANY-
common-
876553306
225675
17700
sole
TELEPHONE & DATA SYSTEMS INC-
Common-
879433100
262340
5200
sole
TICKETMASTER ONLINE-CITYSEARCH INC-
common-
88633P203
915000
60000
sole
TOUCH AMERICA HOLDINGS INC-
common-
891539108
104780
169000
sole
TREDEGAR CORPORATION-
Common-
894650100
53600
3200
sole
TRIZEC HAHN CORP 3% 01/29/2021-
convertible bond-
896938AB3
1852250
3100000
sole
U S A INTERACTIVE-
common-
902984103
21686
1119
sole
U S A INTERACTIVE-
warrants-
902984111
470
84
sole
U S A INTERACTIVE-
cpnvertible preferred-
902984202
4103240
107980
sole
UNITEDGLOBALCOM INC-CL A-
Common-
913247508
1965912
1198727
sole
UNITED PAN-EUROPE COMMUNICATIONS NV-
common-
911300200
49000
1400000
sole
VERMONT PURE HOLDINGS LTD-
common-
924237100
467500
110000
sole
WASHINGTON POST COMPANY-
common-
939640108
3601950
5550
sole
WESCO FINL CORP-
common-
950817106
1829625
5950
sole
WHITE MOUNTAINS INSURANCE GROUP LIMITED-
common-
G9618E107
2252925
7650
sole
WILEY JOHN & SONS INC CL A
common-
968223206
1364620
62000
sole
WILEY JOHN & SONS INC CL B-
common-
968223305
526800
22000
sole
WOODWARD GOVERNOR CO-
common-
980745103
189592
4000
sole
ABBOTT LABORATORIES
Common-
002824100
686800
17000
sole
AMGEN INC-
Common-
031162100
1345868
32275
sole
AVAX TECHNOLOGIES INC-
common-
12500
50000
sole
AVENTIS SA-
Common-
053561106
630600
12000
sole
BIO TECHNOLOGY GENERAL CORPORATION-
Common-
090578105
97680
33000
sole
BIOGEN INC-
Common-
09597105
409780
14000
sole
BIOMIRA INC-
Common-
0961R106
28490
37000
sole
BRISTOL-MYERS SQUIBB COMPANY-
Common-
110122108
85680
3600
sole
CELL GENESYS INC-
common-
150921104
141286
11725
sole
CELL PATHWAYS INC-
common-
15114R101
9100
13000
sole
CHIRON CORPORATION-
Common-
170040109
1153020
33000
sole
ENTREMED INC-
common-
29382F103
17710
11000
sole
GENENTECH INC-
Common-
368710406
864042
26480
sole
GENZYME CORPORATION-
Common-
372917104
803790
39000
sole
GENZYME MOLECULAR ONCOLOGY-
Common-
372917500
16830
17000
sole
GLAXO SMITHKLINE-
Common-
37733W105
871323
22673
sole
HUMAN GENOME SCIENCES INC-
Common-
444903108
205020
17000
sole
IDEC PHARMACEUTICALS CORPORATION-
Common-
449370205
1411680
34000
sole
ILEX ONCOLOGY INC-
Common-
451923106
114000
24000
sole
IMPATH INC-
Common-
45255G101
309840
24000
sole
JOHNSON & JOHNSON
Common-
478160104
540800
10000
sole
ELI LILLY AND COMPANY-
Common-
532457108
885440
16000
sole
MGI PHARMA INC-
Common-
552880106
70000
10000
sole
MEDIMMUNE INC-
Common-
584699102
575300
27500
sole
MERCK & CO INC-
Common-
589331107
575946
12600
sole
MILLENIUM PHARMACEUTICALS INC-
Common-
599902103
189159
20296
sole
NEO RX CORPORATION-
Common-
640520300
10530
27000
sole
NOVARTIS AG ADR-
Common-
66987V109
1946770
49000
sole
ONYX PHARMACEUTICALS INC-
common-
683399109
51360
12000
sole
PFIZER INC-
common-
717081103
1503236
51800
sole
PHARMACIA CORP-
Common-
71713U102
1576156
40539
sole
RIBOZYME PHARMACEUTICALS INC-
common-
762567105
5330
13000
sole
ROCHE HOLDING AG ADR-
Common-
771195104
270564
4000
sole
SCHERING-PLOUGH CORPORATION-
Common-
806605101
228124
10700
sole
TARGETED GENETICS CORPORATION-
common-
87612M108
5700
10000
sole
WYETH-
common-
983024100
887220
27900
sole
173041204

/DOCUMENT
/SUBMISSION